Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	£ 17,687	£ 18,378	£ 19,850
Impairment losses on financial assets	(243)	(200)	(179)
Other operating costs	(12,502)	(13,244)	(15,208)
Other operating income	489	0	12
Operating profit	5,431	4,934	4,475
Finance income	380	450	248
Finance costs	(1,705)	(1,807)	(1,712)
Share of post-tax results of joint ventures and associates	76	73	37
Profit before tax	4,182	3,650	3,048
Tax	(939)	(821)	(831)
Profit after tax from continuing operations	3,243	2,829	2,217
Profit after tax from discontinued operations	0	76	74
Total profit for the year	3,243	2,905	2,291
Attributable to:
Equity shareholders of the parent	3,241	2,902	2,290
Non-controlling interests	£ 2	£ 3	£ 1
Earnings per share [abstract]
Basic earnings per share (continuing) (in GBP pence per share)	£ 0.655	£ 0.600	£ 0.555
Diluted earnings per share (continuing) (in GBP pence per share)	0.652	0.598	0.553
Basic earnings per share (continuing and discontinued) (in GBP pence per share)	0.655	0.616	0.574
Diluted earnings per share (continuing and discontinued) (in GBP pence per share)	£ 0.652	£ 0.614	£ 0.571